Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (99)	$ 57
Gain (loss) reclassified from OCI into earnings	16	5
Forward contracts | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(54)	35
Gain (loss) reclassified from OCI into earnings	13	1
Forward contracts | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(7)	4
Gain (loss) reclassified from OCI into earnings	1	1
Forward contracts | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(17)	10
Gain (loss) reclassified from OCI into earnings	2	2
Currency collars | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(15)	5
Gain (loss) reclassified from OCI into earnings	0	0
Currency collars | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(2)	1
Gain (loss) reclassified from OCI into earnings	0	0
Currency collars | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(4)	2
Gain (loss) reclassified from OCI into earnings	$ 0	$ 1